UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [ X]; Amendment Number: 3
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Renaissance Technologies, Corp.
Address: 800 3rd Avenue
         33rd floor
         New York, NY 10022

13F File Number:  28-6262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Silber
Title:    Vice President
Phone:    (212) 486-6780
Signature, Place, and Date of Signing:

	Mark Silber       New York, New York    February 8, 2001
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44
Form 13F Information Table Value (x $1000) Total:   $19074

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
	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC       COM              04247610       220     6600 SH       SOLE                     6600        0        0
AMSOUTH BANCORPORATION         COM              03216510       332    17200 SH       SOLE                    17200        0        0
BARD C R INC                   COM              06738310       302     5700 SH       SOLE                     5700        0        0
COLGATE PALMOLIVE CO           COM              19416210       617     9500 SH       SOLE                     9500        0        0
COMERICA INC                   COM              20034010       494    10600 SH       SOLE                    10600        0        0
DOW JONES & CO INC             COM              26056110      1217    17900 SH       SOLE                    17900        0        0
GOODRICH B F CO                COM              38238810       500    18200 SH       SOLE                    18200        0        0
ALLSTATE CP                    COM              02000210      1104    45900 SH       SOLE                    45900        0        0
MANPOWER INC WIS               COM              56418H10       368     9800 SH       SOLE                     9800        0        0
TORCHMARK CORP                 COM              89102710       412    14200 SH       SOLE                    14200        0        0
OWENS-ILLINOIS                 COM              69076840       889    35500 SH       SOLE                    35500        0        0
OMNICARE INC                   COM              68190410       444    37000 SH       SOLE                    37000        0        0
POLAROID CORP                  COM              73109510       248    13200 SH       SOLE                    13200        0        0
SNAP ON INC                    COM              83303410       557    21000 SH       SOLE                    21000        0        0
THOMAS & BETTS CORP            COM              88431510       216     6800 SH       SOLE                     6800        0        0
UNOCAL CORP                    COM              91528910       604    18000 SH       SOLE                    18000        0        0
GREENPOINT FINL CORP           COM              39538410       257    10800 SH       SOLE                    10800        0        0
PAYCHEX INC                    COM              70432610       540    13500 SH       SOLE                    13500        0        0
E W SCRIPPS CO                 COM              81105420       228     5100 SH       SOLE                     5100        0        0
LAUDER ESTEE COS INC           COM              51843910      1008    20000 SH       SOLE                    20000        0        0
BARNES & NOBLE INC             COM              06777410       208    10100 SH       SOLE                    10100        0        0
CONCORD EFS INC                COM              20619710       491    19100 SH       SOLE                    19100        0        0
EDWARDS J D & CO               COM              28166710       899    30100 SH       SOLE                    30100        0        0
GEORGIA PAC CORP               COM              37329870       472    19200 SH       SOLE                    19200        0        0
LAMAR ADVERTISING CO           COM              51281510       581     9600 SH       SOLE                     9600        0        0
DQE INC                        COM              23329J10       370    10700 SH       SOLE                    10700        0        0
VENATOR GROUP INC              COM              92294410       101    14500 SH       SOLE                    14500        0        0
WELLS FARGO & CO NEW           COM              94974610       647    16000 SH       SOLE                    16000        0        0
SMITHFIELD FOODS INC           COM              83224810       211     8800 SH       SOLE                     8800        0        0
INTEGRATED DEVICE TECH INC     COM              45811810       200     6900 SH       SOLE                     6900        0        0
KAYDON CORP                    COM              48658710       461    17200 SH       SOLE                    17200        0        0
INTERIM SVCS INC               COM              45868P10       336    13600 SH       SOLE                    13600        0        0
CENTRAL PKG CORP               COM              15478510       309    16200 SH       SOLE                    16200        0        0
WIND RIV SYS INC               COM              97314910       272     7450 SH       SOLE                     7450        0        0
AVIS GROUP HLDGS INC           COM              05379010       207     8100 SH       SOLE                     8100        0        0
BARR LABS INC                  COM              06830610       360    11500 SH       SOLE                    11500        0        0
DAIMLERCHRYSLER AG             COM              D1668R12       241     3100 SH       SOLE                     3100        0        0
MARINE DRILLING CO INC         COM              56824020       201     9000 SH       SOLE                     9000        0        0
ASPECT COMMUNICATIONS INC      COM              04523Q10       258     6600 SH       SOLE                     6600        0        0
NEW ERA OF NETWORKS INC        COM              64431210       223     4700 SH       SOLE                     4700        0        0
REDBACK NETWORKS INC           COM              75720910       669     3770 SH       SOLE                     3770        0        0
TEKELEC                        COM              87910110       310    13800 SH       SOLE                    13800        0        0
